                                                       1933 Act File No. 33-3164
                                                      1940 Act File No. 811-4577

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X
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    Pre-Effective Amendment No.        .....................
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    Post-Effective Amendment No.  51    ....................        X
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                                     and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X
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    Amendment No.   44   ...................................        X
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                        FEDERATED INCOME SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

  It is proposed that this filing will become effective:

    x       immediately upon filing pursuant to paragraph (b)
            on ____________ pursuant to paragraph (b)
            60 days after filing pursuant to paragraph (a)(i)
            on ___________________ pursuant to paragraph (a)(i)
            75 days after filing pursuant to paragraph (a)(ii)
            on ____________ pursuant to paragraph (a)(ii) of Rule 485.

  If appropriate, check the following box:

            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                       Copies To:
  Matthew G. Maloney, Esquire
  Dickstein Shapiro Morin & Oshinsky LLP
  2101 L Street, N.W.
  Washington, D.C.  20037

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Muni and Stock Advantage Fund

A Portfolio of Federated Income Securities Trust

PROSPECTUS

December 31, 2004

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking to provide tax-advantaged income, with a secondary objective of capital appreciation by allocating investments primarily between municipal bonds and equity securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	4
What are the Fund’s Investment Strategies?	5
What are the Principal Securities in Which the Fund Invests?	8
What are the Specific Risks of Investing in the Fund?	14
What Do Shares Cost?	18
How is the Fund Sold?	25
How to Purchase Shares	26
How to Redeem and Exchange Shares	28
Account and Share Information	31
Who Manages the Fund?	34
Legal Proceedings	36
Financial Information	37

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objectives are to provide tax-advantaged income with a secondary objective of capital appreciation. While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio that is allocated between municipal bonds and equity securities.

The Fund intends that the income it receives from the portion of its portfolio invested in municipal bonds will be exempt from federal income tax when distributed to shareholders. The Fund will invest primarily in securities whose interest is not subject to the federal alternative minimal income tax for individuals or corporations (AMT). The Fund primarily invests in intermediate to long-term tax-exempt securities. The Fund may invest in municipal bonds rated as low as “B,” which is considered below investment grade.

With regard to the equity portion, the Fund will invest primarily in common stocks and other securities that are eligible for the reduced 15% federal income tax rate on qualifying dividends. These securities will generally be issued by mid-to-large cap companies with high relative yields that are likely to maintain and increase their dividends.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Tax Risks. In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.
  Credit Risks. Issuers of tax-exempt securities may default on the payment of interest or principal when due.

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  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.

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  Interest Rate Risks. Prices of tax-exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of tax-exempt securities with longer durations.
  Liquidity Risks. Trading opportunities are more limited for tax-exempt securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
  Call Risks. Issuers of tax-exempt securities may redeem the securities prior to maturity at a price below their current market value

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  Risk Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater credit risks than investment grade securities.

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  Tax-Exempt Securities Market Risk. The amount of public information available about tax-exempt securities is generally less than that for corporate equities or bonds. Consequently, the Fund’s investment adviser (Adviser) may make investment decisions based on information that is incomplete or inaccurate. The secondary market for tax-exempt securities also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its tax-exempt securities at attractive prices. Special factors, such as legislative changes and local and business developments, may adversely affect the yield or value of the Fund’s investments in tax-exempt securities.

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  Derivatives Contract. The Fund may add leverage to its portfolio by investing in by investing in derivatives contracts. The Fund’s use of derivatives contracts will be limited by the Investment Company Act of 1940, as amended. The Fund also may invest in derivatives contracts for risk management purposes. Derivatives contracts are subject to a number of risks described elsewhere in this prospectus, such as interest rate and credit risks. In addition, investment by the Fund in derivatives contracts may increase the Fund’s leverage and, during periods of rising interest rates, may adversely affect the Fund’s income, dividends and total returns to shareholders.

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  Reinvestment Risk. Income from the Fund’s tax-exempt security portfolio will decline if and when the Fund invests the proceeds from matured, traded or called tax-exempt securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the market price or overall return of Shares.
  Sector Risks. Is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments, which generally affect that sector.
  Strategy Risk. Securities and investment strategies with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different style or strategy. The Fund may employ a combination of styles that impact its risk characteristics.
  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

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A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

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What are the Fund’s Fees and Expenses?

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FEDERATED MUNI AND STOCK ADVANTAGE FUND

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FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A, B and C Shares.

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Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	1.00%	1.00%	1.00%
Distribution (12b-1) Fee[3]	0.25%	0.75%	0.75%
Shareholder Services Fee[4]	0.25%	0.25%	0.25%
Other Expenses[5]	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses[6]	1.79%	2.29%	2.29%

1 Although not contractually obligated to do so, the Adviser and Administrator expect to waive certain amounts. These are shown below along with the net expenses the Fund is actually paying as of the date of this prospectus.

Total Waiver of Fund Expenses	1.24%	0.74%	0.74%
Total Actual Annual Fund Operating Expenses (after waiver)	0.55%	1.55%	1.55%

2 The Adviser expects to continue voluntarily waiving a portion of the management fee. The Adviser anticipates reducing this voluntary waiver at the rate of 0.05% of average daily net assets per month until the Total Actual Annual Fund Operating Expenses (after waiver) are being accrued at the annual rate of 0.75% for Class A Shares and 1.75% for Class B and C Shares. Thereafter, the waiver of the shareholder services fee on Class A Shares will be reduced at the rate of 0.05% of average daily net assets per month until the Total Actual Annual Fund Operating Expenses (after waiver) are being accrued at the annual rate of 1.00% for Class A Shares.

3 Class A Shares did not pay or accrue the distribution (12b-1) fee for the fiscal year ending August 31, 2004, and the fiscal period ended October 31, 2004. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending October 31, 2005.

4 Class A Shares voluntarily waived its shareholder services fee for the fiscal year ending August 31, 2004 and the fiscal period ended October 31, 2004. The Fund anticipates that the shareholder services fee on Class A Shares will be paid commencing May 2, 2005.

5 The Administrator expects to continue voluntarily waiving a portion of its fee. This voluntary waiver can be terminated at any time. Total other expenses (after the voluntary waiver) are expected to be 0.27% for the fiscal year ending October 31, 2005.

6 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund’s Class A, Class B and Class C Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A, Class B and Class C Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years

Class A:

Expenses assuming redemption	$722	$1,082	$1,466	$2,539

Expenses assuming no redemption	$722	$1,082	$1,466	$2,539

Class B:

Expenses assuming redemption	$782	$1,115	$1,425	$2,501

Expenses assuming no redemption	$232	$715	$1,225	$2,501

Class C:

Expenses assuming redemption	$430	$808	$1,313	$2,699

Expenses assuming no redemption	$330	$808	$1,313	$2,699

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What are the Fund’s Investment Strategies?

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The Adviser pursues the investment objective of tax-advantaged income by investing in both municipal bonds and equity securities. With regard to the equity portion, the Fund will invest primarily in common stocks and other securities that are eligible for the reduced 15% federal income tax rate on qualifying dividends. These securities will generally be issued by mid-to-large cap companies with high relative yields that are likely to maintain and increase their dividends. Under recent federal tax legislation, these dividends, along with long-term capital gains realized by the Fund will be taxable for federal income tax purposes at the long-term capital gains rate (15%). At least 80% of the Fund’s assets will be invested in municipal bonds and equity securities at all times. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follow this strategy section.

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In order to provide investors with a high level of tax advantaged income, the Fund will invest at least 50% of its total assets in municipal securities; under current federal tax law, this strategy will enable all interest earned on municipal securities to retain its tax-exempt nature when paid to the Fund’s shareholders as dividends. The Fund normally will invest most of its remaining assets in equity securities that the Adviser believes will pay relatively high dividend yields to shareholders. The Adviser will allocate the remainder of the portfolio between municipal bonds and equity securities based on the Adviser’s expectations for the performance and risks of the stocks and bonds in which the Fund invests, while taking into account the Fund’s objective of providing tax-advantaged income. During periods of stock market instability or decline, the Adviser may decrease the allocation of the Fund’s assets invested in equity securities and invest significantly more than 50% of the Fund’s assets in municipal bonds.

The Adviser also seeks to minimize taxable investment income upon the sale of securities. To this end, the Adviser will attempt to avoid the realization of short-term capital gains, which are taxed at ordinary federal income tax rates. To the extent that the Fund does realize short-term capital gains, the Adviser may sell depreciated securities, thereby realizing losses to offset those gains.

MUNICIPAL BONDS

With respect to the municipal bond portfolio, the Fund invests primarily in intermediate to long-term tax-exempt securities. The Fund may invest in municipal bonds that are: (1) high quality (i.e., securities rated in the first or second highest rating category by a nationally recognized statistical rating organization (NRSRO)); (2) medium quality (securities rated in the third or fourth highest rating category); (3) non-investment grade (but not lower than “B”-rated); or (4) unrated securities of comparable quality. The Adviser actively manages the municipal securities portfolio, seeking to manage credit risk assumed by the Fund and to provide high levels of tax-exempt income. The Fund will invest primarily in municipal bonds whose interest is not subject to AMT.

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The Adviser manages credit risk through portfolio diversification and by performing a fundamental credit analysis on all tax-exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the economic feasibility of revenue bond financings and general purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality. The Adviser monitors the credit risks of all tax-exempt securities in the portfolio on an ongoing basis by reviewing periodic financial data and ratings of NRSROs.

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The Adviser performs a more intensive credit analysis on non-investment grade tax-exempt securities. In addition to the review process described above, the Adviser generally engages in detailed discussions with the issuer regarding the offering and may visit the site that the issuer is developing with the proceeds of the offering.

The Adviser attempts to provide high levels of income while taking prudent levels of interest rate risk by investing in tax-exempt securities of various maturities and managing the duration of the Fund. “Duration” measures the sensitivity of a security’s price to changes in interest rates. The greater a portfolio’s duration, the greater the change in the portfolio’s value in response to a change in market interest rates. The Adviser increases or reduces the Fund’s portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it maintains a longer portfolio duration. When the Adviser expects interest rates to increase, it shortens the portfolio duration. The Adviser may use hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including current and expected U.S. economic growth; current and expected interest rates and inflation; the Federal Reserve’s monetary policy; and supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities. Duration management is less important when a greater portion of the Fund is allocated to non-investment grade tax-exempt securities, because such securities are less sensitive to interest rate changes.

The Adviser may also attempt to augment income by investing a portion of the portfolio in non-investment grade tax-exempt securities, which generally provide higher yields. The percentage that the Adviser allocates to non-investment grade securities will vary depending on the supply of non-investment grade tax-exempt securities and the credit spread between investment grade tax-exempt securities and non-investment grade tax-exempt securities. If the credit spread narrows, the Adviser may increase its allocation to investment grade securities; if the credit spread broadens, the Adviser may increase its allocation to non-investment grade securities.

Corporate Stocks

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With regard to the portion of the Fund allocated to equity securities, the Adviser attempts to identify mature, high quality, mid to large cap companies with high relative dividend yields that are likely to maintain and increase their dividends. A company’s dividend yield will be considered relatively high when its yield is higher than the current yield of the stock market taken as a whole. By investing in companies with high relative dividend yields, the Adviser seeks to reduce the downside risk and volatility of the Fund’s portfolio and to purchase undervalued stocks that may significantly increase in price as the market recognizes the company’s true value. Similarly, the Adviser expects to sell stocks when (1) their prices rise and relative dividend yields drop and (2) negative changes occur in fundamental research views, earnings estimate revisions, or stock price momentum.

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After identifying investment candidates through a screening process, the Adviser performs fundamental research and analysis to select stocks. The Adviser’s key buy criteria favor companies operating within mature industries, with long operating histories, that are market leaders, with well-known brand names or market franchises, or with above average sales and strong cash flows that have efficient capital allocation processes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, shorter-term debt securities, and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to distribute income to investors that is taxable at full federal income tax rates. This may also cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

HEDGING TRANSACTIONS

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Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund’s portfolio securities to decline in value, the Fund may buy or sell a derivatives contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund’s ability to hedge may be limited by the costs of the derivatives contracts. The Fund may enter into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

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What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company’s loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in default on the bonds.

The interest on many types of private activity bonds is subject to AMT. However, issues are available in the marketplace that are not subject to AMT due to qualifying tax rules.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Inverse Floaters

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. Inverse floaters are used to enhance the income from a bond investment by employing leverage. When short-term market interest rates go up, the interest rate paid on the inverse floater goes down; when short-term market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate, tax-exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange-traded contracts.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund’s exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts:

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Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts.

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The Fund may buy or sell the following types of futures contracts: interest rate and index financial futures contracts.

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Options

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Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts, forward contracts and swaps.

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Swaps

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Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include: interest rate swaps, cap and floors and total return swaps.

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CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities may offer greater potential for appreciation than many other types of securities, because their value is tied more directly to the value of the issuer’s business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold shares of preferred stock that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its convertible preferred stock.

Convertible securities have lower yields than comparable securities without a conversion feature. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than nonconvertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund anticipates that it will invest only in convertible preferred stock or other convertible securities whose dividends or distributions will qualify for the federal income tax rate of 15%.

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FOREIGN SECURITIES

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Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

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  it is organized under the laws of, or has a principal office located in, another country;

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  the principal trading market for its securities is in another country; or

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  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

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Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

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American Depositary Receipts

American Depositary Receipts (ADRs) represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund will invest primarily in ADRs that pay dividends that are eligible for federal income taxation at the capital gains rate (15%).

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transactions when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with special transactions and derivative contracts, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets to secure such obligations without terminating the special transactions or derivatives contracts.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many tax-exempt securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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RISKS OF FOREIGN INVESTING

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Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack financial controls and reporting standards, or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

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Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.

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INTEREST RATE RISKS

Prices of tax-exempt securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of tax- exempt securities fall. However, market factors, such as the demand for particular tax-exempt securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of tax-exempt securities with longer durations. Duration measures the price sensitivity of a tax-exempt security to changes in interest rates.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the derivatives contract or keep the position open, and the Fund could incur losses. OTC derivatives contracts generally carry greater liquidity risk than exchange-traded contracts.

CALL RISKS

Call risk is the possibility that an issuer may redeem a tax-exempt security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a tax-exempt security is called, the Fund may have to reinvest the proceeds in other tax-exempt securities with lower interest rates, higher credit risks or other less favorable characteristics.

RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

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Securities rated below investment grade, also known as junk bonds, generally entail greater credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

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SECTOR RISKS

The Fund may invest 25% or more of its total assets in tax-exempt securities of issuers in the same economic sector, including without limitation to the following: bonds issued by state and local health finance, housing finance, pollution control, industrial development and other authorities or municipal entities for the benefit of hospitals, life care facilities, educational institutions, housing facilities, transportation systems, industrial corporations or utilities. In addition, a substantial part of the Fund may be comprised of securities that are credit enhanced by insurance companies, banks, or other similar financial institutions. As a result, the performance of the Fund will be more susceptible to any economic, business, political, or other developments that generally affect these sectors or entities.

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RISKS OF INVESTING IN DERIVATIVE CONTRACTS

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The Fund’s use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as interest rate, credit, liquidity, and leverage risks.

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TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivatives contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

STOCK MARKET RISKS

The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company’s equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

STRATEGY RISK

Securities and investment strategies with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor securities. A fund may outperform or underperform other funds that employ a different style or strategy. The Fund may employ a combination of styles that impact its risk characteristics.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund’s assets may change on days you cannot purchase or redeem Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund’s current NAV and public offering price may be found in the mutual funds section of certain local newspapers under “Federated.”

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The Fund generally values equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund’s Board. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charges

		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]

Class A	$1,500/$100	5.50%	0.00%

Class B	$1,500/$100	None	5.50%

Class C	$1,500/$100	1.00%	1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See “Sales Charge When You Purchase.”

3 See “Sales Charge When You Redeem.”

As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses (“expense ratios”), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.

Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of “breakpoints,” which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under “Sales Charge When You Purchase.”) On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares bear a relatively low front-end sales charge and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and comparable to those charged to Class B Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares (or that a relatively low front- end charge is imposed on purchases of Class C Shares) does not always make them preferable to Class A Shares.

SALES CHARGE WHEN YOU PURCHASE

Class A Shares:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

Less than $50,000	5.50%	5.82%

$50,000 but less than $100,000	4.50%	4.71%

$100,000 but less than $250,000	3.75%	3.90%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1 million	2.00%	2.04%

$1 million or greater[1]	0.00%	0.00%

Class C Shares:

All Purchases	1.00%	1.01%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your investment professional must notify the Fund’s Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

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In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint (“Qualifying Accounts”). Qualifying Accounts mean those Class A Share accounts in the Federated funds held directly or through an investment professional or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or (effective March 1, 2005) broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through “Section 529” college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

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In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the investment professional. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this Prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this Prospectus. Because the Prospectus is available on Federated’s website free of charge, Federated does not disclose this information separately on the website.

Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

Larger Purchases

  purchasing Class A Shares in greater quantities to reduce the applicable sales charge;

Concurrent and Accumulated Purchases (Effective through February 28, 2005)

  combining concurrent purchases of and/or current investments in Class A Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Class A Share purchase will be calculated by multiplying the maximum public offering price times the number of Shares of the same Class of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase;

Concurrent and Accumulated Purchases (Effective March 1, 2005)

  combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or

Letter of Intent

  signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months (call your investment professional or the Fund for more information). The Fund’s custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

ELIMINATING THE SALES CHARGE

Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

  through a financial intermediary that did not receive a dealer reallowance on the purchase;
  with reinvested dividends or capital gains;
  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
  as a Federated Life Member (Federated shareholders who originally were issued shares through the “Liberty Account,” which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any investment professional that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
  pursuant to the exchange privilege.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

Class A Shares:

If you make a purchase of Class A Shares in the amount of $1 million or more and your investment professional received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

Class B Shares:

Shares Held Up To:	CDSC

1 Year	5.50%

2 Years	4.75%

3 Years	4.00%

4 Years	3.00%

5 Years	2.00%

6 Years	1.00%

7 Years or More	0.00%

Class C Shares:

You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.

If your investment qualifies for a reduction or elimination of the CDSC, you or your investment professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70½;
  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
  purchased by Trustees and employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of an investment professional that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
  purchased through an investment professional that did not receive an advance commission on the purchase;
  purchased with reinvested dividends or capital gains;
  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;
  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange); and
  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

The Fund offers three Share classes: Class A Shares, Class B Shares and Class C Shares, each representing interests in a single portfolio of securities.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund’s Class A Shares, Class B Shares and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

SERVICE FEES

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The Fund may pay fees (“Service Fee”) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under the Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections “By Wire” or “By Check.”

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information--Frequent Trading Policies.”

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares or Class C Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) On Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are partially exempt from federal income tax and partially subject to the tax-rate limitations on dividends, although a portion of the Fund’s dividends may not be exempt or advantaged.

It is the understanding of the Adviser that, to obtain the full advantage of the reduced federal income tax rate on a dividend paid by the Fund, it is necessary for you to hold your Shares of the Fund for more than 60 consecutive days during the 120-day period commencing 60 days before the ex-dividend date. Currently the favorable tax treatment of qualified dividends will continue through 2008; thereafter, unless the Internal Revenue Code is amended, dividends will be taxable at ordinary federal income tax rates.

Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Distributions of net short-term gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

FREQUENT TRADING POLICIES

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Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund.

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The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund monitors trading in Fund Shares in an effort to identify potential disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchase or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund’s portfolio holdings is available in the “Products” section of the Federated Investors website at www.federatedinvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and credit quality.

To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

You may also access from the “Products” section of the website portfolio information as of the end of the Funds’ fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Adviser and not by the Fund, based on the portion of securities the Sub-adviser manages. The Sub-Adviser’s address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

THE FUND’S PORTFOLIO MANAGERS ARE:

Equity Portfolio

John L. Nichol

John L. Nichol has been the Fund’s Portfolio Manager since September 2003. He is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund’s Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

John W. Harris

John W. Harris has been the Fund’s Portfolio Manager since September 2003. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Fund’s Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund’s Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

Municipal Bond Portfolio

R.J. Gallo

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R.J. Gallo has been the Fund’s Portfolio Manager since September 2003. Mr. Gallo joined Federated in 2000 as an Investment Analyst. He was named an Assistant Vice President of the Fund’s Sub-Adviser in January 2002. He became a Portfolio Manger in December 2002. From 1996 to 2000, Mr. Gallo was a Financial Analyst and Trader at the Federal Reserve Bank of New York. Mr. Gallo is a Chartered Financial Analyst. Mr. Gallo received a Master’s in Public Affairs with a concentration in economics and public policy from Princeton University.

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Mary Jo Ochson

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Mary Jo Ochson has been the Fund’s Portfolio Manager since September 2003. Ms Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Sub-Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 1.00% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (“Funds”) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website at www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts.

The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst and Young LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

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Financial Highlights–Class A Shares

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(For a Share Outstanding Throughout the Period)

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	10/31/2004 [1]	Period Ended 8/31/2004 [2]

Net Asset Value, Beginning of Period	$10.53	$10.00

Income From Investment Operations:

Net investment income	0.06	0.41 [3]

Net realized and unrealized gain on investments, foreign currency transactions and future contracts	0.16	0.47

TOTAL FROM INVESTMENT OPERATIONS	0.22	0.88

Less Distributions:

Distributions from net investment income	(0.06)	(0.35)

Net Asset Value, End of Period	$10.69	$10.53

Total Return[4]	2.13%	8.92%

Ratios to Average Net Assets:

Expenses	0.55%[5]	0.31%[5]

Net investment income	3.48%[5]	4.30%[5]

Expense waiver/reimbursement[6]	1.23%[5]	1.45%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$140,170	$122,672

Portfolio turnover	17%	39%

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1 The Fund has changed its fiscal year end from August 31 to October 31.

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2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

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3 Based on average shares outstanding.

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4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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5 Computed on an annualized basis.

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6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, date October 31, 2004, which can be obtained free of charge.

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Financial Highlights–Class B Shares

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(For a Share Outstanding Throughout the Period)

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	10/31/2004 [1]	Period Ended 8/31/2004 [2]

Net Asset Value, Beginning of Period	$10.53	$10.00

Income From Investment Operations:

Net investment income	0.04	0.32 [3]

Net realized and unrealized gain on investments, foreign currency transactions and future contracts	0.17	0.47

TOTAL FROM INVESTMENT OPERATIONS	0.210	0.79

Less Distributions:

Distributions from net investment income	(0.05)	(0.26)

Net Asset Value, End of Period	$10.69	$10.53

Total Return[4]	1.97%	7.99%

Ratios to Average Net Assets:

Expenses	1.55%[5]	1.31%[5]

Net investment income	2.48%[5]	3.27%[5]

Expense waiver/reimbursement[6]	0.98%[5]	1.20%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$34,834	$31,700

Portfolio turnover	17%	39%

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1 The Fund has changed its fiscal year end from August 31 to October 31.

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2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

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3 Based on average shares outstanding.

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4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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5 Computed on an annualized basis.

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6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, date October 31, 2004, which can be obtained free of charge.

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Financial Highlights–Class C Shares

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(For a Share Outstanding Throughout the Period)

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	10/31/2004 [1]	Period Ended 8/31/2004 [2]

Net Asset Value, Beginning of Period	$10.52	$10.00

Income From Investment Operations:

Net investment income	0.04	0.32 [3]

Net realized and unrealized gain on investments, foreign currency transactions and future contracts	0.17	0.46

TOTAL FROM INVESTMENT OPERATIONS	0.21	0.78

Less Distributions:

Distributions from net investment income	(0.05)	(0.26)

Net Asset Value, End of Period	$10.68	$10.52

Total Return[4]	1.97%	7.90%

Ratios to Average Net Assets:

Expenses	1.55%[5]	1.31%[5]

Net investment income	2.48%[5]	3.28%[5]

Expense waiver/reimbursement[6]	0.98%[5]	1.20%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$42,816	$38,500

Portfolio turnover	17%	39%

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1 The Fund has changed its fiscal year end from August 31 to October 31.

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2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

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3 Based on average shares outstanding.

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4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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5 Computed on an annualized basis.

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6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, date October 31, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated December 31, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at www.federatedinvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated
World-Class Investment Manager

Federated Muni and Stock Advantage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5843

Federated is a registered mark of Federated Investors, Inc.
2004 (c)Federated Investors, Inc.

Cusip 31420C837
Cusip 31420C829
Cusip 31420C811

28809 (12/04)

FEDERATED MUNI AND STOCK ADVANTAGE FUND
A Portfolio of Federated Income Securities Trust

Statement of Additional Information

December 31, 2004

Class A Shares
Class B Shares
Class C Shares

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Muni and Stock Advantage Fund (Fund), dated
December 31, 2004. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

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HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Income Securities Trust (Trust). The
Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 24, 1986. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all classes of Shares.  The Fund's investment adviser is Federated Equity Management
Company of Pennsylvania (Adviser) and the Fund's sub-adviser is Federated Investment
Management Company.

Prior to January 1, 2004, Federated Investment Management Company was the Adviser to the
Fund. Both the current Adviser and the former Adviser and sub-adviser are wholly owned subsidiaries of Federated Investors, Inc. (Federated).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Tax-exempt Securities
Tax-exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

Municipal Notes
Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Tax Increment Financing Bonds
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Variable Rate Demand Instruments
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities may offer greater potential for appreciation than many other types of securities, because their value is tied more directly to the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:

Common Stocks
Common stocks are the most prevalent type of equity security. Common stockholders receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders.
As a result, changes in an issuer's earnings directly influence the value of its common stock.

Interests In Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (Reits)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) by a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date.
Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National
Mortgage Association, Small Business Administration, Farm Credit System Financial
Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General
Services Administration, Department of Housing and Urban Development, Export-Import Bank,
Overseas Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits.
For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System,
Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student
Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher-ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.
Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months.
Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand.
Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Mortgage Backed Securities
The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.
  Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms.
Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass- through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages.
As a result, the holders assume all the prepayment risks of the underlying mortgages.
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Municipal Mortgage-Backed Securities
Municipal mortgage-backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages.
The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage- backed securities generally have fixed-income rates.
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COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different pre-payment and interest rate risks for each CMO class.
Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Pacs, Tacs And Companion Classes
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and
TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.
Ios and Pos
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.
Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of CMOs. One class
(Floaters) receives a share of interest payments based upon a market index such as London
Interbank Offered Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest
(and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse
Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.
Z Classes and Residual Classes
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.
  The degree of increased or decreased prepayment risks depends upon the structure of the
CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping." In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.
Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by
non-U.S. branches of U.S. or foreign banks.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

o     Foreign securities are primarily demonstrated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risk of foreign investing. Trading in certain foreign markets may also be subject to liquidity risks.

Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into
U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivatives contracts in which a foreign currency is an underlying asset.
The exchange rate for currency derivatives contracts may be higher or lower than the spot exchange rate. Use of these  contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International
Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the
European Investment Bank and the Inter-American Development Bank.
  Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Brady Bonds
Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady Bonds is collateralized by zero coupon
U.S. Treasury securities, which have the same maturity as the Brady Bonds. However, neither the U.S. government nor the IMF has guaranteed the repayment of any Brady Bond.

Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary
Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.
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Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset.
Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain;
if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.
If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the
Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts, including, but not limited to, options on futures contracts, options on forward contracts and options on swaps.
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Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time.
Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The
Fund has claimed an exclusion from the definition of the term "commodity pool operator"
under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may buy or sell the following types of contracts: interest rate and index financial futures contracts.

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Options
Options are rights to buy or sell an underlying asset or instrument for a specified price
(the exercise price) during, or at the end of, a specified period. The seller (or writer)
of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

Call Options
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:

|X|   Buy call options on indices, individual securities, index futures and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

|X|   Write call options on indices, portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the
      Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Put Options
A put option gives the holder the right to sell the underlying asset to the writer of the option. The Fund may use put options in the following ways:

|X|   Buy put options on indices, individual securities, index futures and financial futures in anticipation of a decrease in the value of the underlying asset; and

|X|   Write put options on indices, portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

|X|   The Fund may also buy or write options, as needed, to close out existing option positions.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London
Interbank Offer Rate (LIBOR) swap would require one party to pay the equivalent of the
LIBOR rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

Total Rate of Return Swaps
Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Caps And Floors
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

Treasury Securities
Treasury securities are direct obligations of the federal government of the United
States. Treasury securities are generally regarded as having the lowest credit risks.


Hybrid Instruments
Hybrid instruments combine elements of derivatives contracts with those of another security (typically a fixed income security).  All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices).  Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument.  Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities.
Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments.  Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the
Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other
Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating
Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.  All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction.
This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller
(rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the
Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy.
In return, the Fund receives cash or liquid securities from the borrower as collateral.
The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

ASSET COVERAGE
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivatives contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivatives contracts or special transactions.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses.  However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

iNVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Currency Risks
o     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

o     The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
o     The Fund may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the
     exchange rate between the Euro and the U.S. dollar may have a significant impact on the value of the Fund's investments.

o     With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently may reduce the value of their foreign government securities.

EQUITY SECURITIES INVESTMENT RISKS

Stock Market Risks
o     The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.

o     The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the
     Fund against widespread or prolonged declines in the stock market.

Risks Related to Investing for Value
o     Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
o     Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price.
     Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o     Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks of Investing in American Depositary Receipts
o     Because the Fund may invest in ADRs issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case.
     Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

MUNICIPAL BONDS INVESTMENT RISKS

Credit Risks
o     The Fund may invest in fixed income securities rated BBB or in unrated but comparable securities. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a "AAA"-rated general obligation security or index with a comparable maturity (the spread) measures the additional interest paid for risk.
     Spreads may increase generally in response to adverse economic or market conditions.
     A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o     Credit risk includes the possibility that a party to a transaction involving the
     Fund will fail to meet its obligations. This could cause the Fund to lose benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Tax Risks
o     In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

o     The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivatives contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.


Liquidity Risks
o     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC  contracts generally carry greater liquidity risk than exchange-traded contracts.


Leverage Risks
o     Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o     Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Fundamental INVESTMENT Objective and PolicY
The Fund's investment objective is to provide tax-advantaged income, with a secondary objective of capital appreciation.

The Fund will attempt to invest its assets so that the income derived from municipal securities that it distributes will be exempt from federal income tax (including the alternative minimal income tax), except when investing for "defensive purposes." The Fund will attempt to invest its assets so that dividends received for equity securities will qualify for federal income taxation at the 15% rate.

The investment objective and policy may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and
securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, but may invest more than 25% of its total assets in securities of issuers in the same economic sector. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the
Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval.
Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivatives instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Restricted Securities
The Fund may invest in securities subject to restrictions or resale under the Securities
Act of 1933.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
  In applying the Fund's commodities restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
  In applying the Fund's concentration limitation, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

o     for other fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to investment professionals that are eligible to receive it
(the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer Reallowance as follows:

Class A Shares
                                           Dealer
                                        Reallowance
         Purchase Amount              as a percentage
                                             of
                                      Public Offering
                                           Price
        Less than $50,000                  5.00%
 $50,000 but less than $100,000            4.00%
 $100,000 but less than $250,000           3.25%
 $250,000 but less than $500,000           2.25%
$500,000 but less than $1 million          1.80%
      $1 million or greater                0.00%

------------------------------------------------------------------------------------------

Class C Shares
                                  Dealer Reallowance
                                  as a Percentage of
                                    Public Offering
                                         Price
    All Purchase Amounts                 1.00%

------------------------------------------------------------------------------------------

ADVANCE COMMISSIONS
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
                              Advance Commission
                              as a Percentage of
   Purchase Amount             Public Offering
                                    Price
First $1 million - $5               0.75%
       million
Next $5 million - $20               0.50%
       million
   Over $20 million                 0.25%
Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
------------------------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

                                                  Advance Commission
                                                  as a Percentage of
       Class B Shares                              Public Offering
                                                        Price
    All Purchase Amounts                             Up to 5.50%

------------------------------------------------------------------------------------------

                                                  Advance Commission
                                                  as a Percentage of
       Class C Shares                              Public Offering
                                                        Price
    All Purchase Amounts                                1.00%

RULE 12B-1 PLAN (Class A Shares, Class B Shares and Class C Shares)
------------------------------------------------------------------------------------------
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of
Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The
Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the
Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing
Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses.
In no event will the Fund pay for any expenses of the Distributor that exceed the maximum
Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to investment professionals.

Additional Payments to Financial Institutions
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the
Adviser).  While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.
In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or
Service Fees.

You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the
Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell Federated fund shares through retirement plan programs.  A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of Shares.  Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees.  The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Class A Shares, Class B Shares and
Class C Shares of the Fund and the amount retained by the Distributor for the last three fiscal years ended October 31, 2004:

                   Period from 8/31/2004 to     Period from 9/26/2003 to 8/31/2004
                          10/31/2004

                ------------  Amount Retained   ---------------   Amount Retained
                Total Sales                       Total Sales
                  Charges                           Charges
Class A Shares    $610,945        $65,811           $3,795           $406,9120
Class B Shares       --              --               --                --
Class C Shares     $9,190            --            $222,852           $53,307
------------------------------------------------------------------------------------------

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the
Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under
Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust.
Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of December 2, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Edward Jones & CO., Maryland Heights,
MO, owned approximately 7,436,328 Shares (53.94%),  MLPF& S, Jacksonville, FL, owned approximately 805,742 Shares (5.84%).

As of  December 2, 2004,, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Edward Jones & Co, owned approximately 701,108 Shares (20.84%) and MLPF&S, Jacksonville, FL,  owned approximately 353,634 Shares (10.51%).

As of  December 2, 2004,  the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: MLPF&S, Jacksonville, FL, owned approximately 1,198,507 Shares (29.07%) and Edward Jones & CO., owned approximately
240,252 Shares (5.83%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Edward Jones & Co. is organized in the state of Missouri and is a subsidiary of Jones
Financial Companies, LP LLP; organized in the state of Missouri.

MLPF&S is organized in the state of Florida is a subsidiary of Merrill Lynch & Co
Inc, organized in the state of Florida.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute
Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e.,
"Interested" Board members) and those who are not (i.e., "Independent" Board members).
Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA. The Trust comprised five portfolios and the
Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios).
Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each
Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of December 2, 2004, the Fund's Board and Officers as a group owned less than 1% of each class of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

        Name
     Birth Date                                           Aggregate         Total
      Address                                            Compensation   Compensation
Positions Held with   Principal Occupation(s) for Past    From Fund    From Trust and
       Trust           Five Years, Other Directorships      (past      Federated Fund
 Date Service Began     Held and Previous Position(s)    fiscal year)      Complex
                                                                       (past calendar
                                                                            year)
                      Principal Occupations: Chairman         $0             $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND TRUSTEE  Investors, Inc.
Began serving:
January 1986          Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal        $0             $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
January 2000          Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director       $72.28        $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with
Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

        Name
     Birth Date                                           Aggregate         Total
      Address         Principal Occupation(s) for Past   Compensation   Compensation
Positions Held with    Five Years, Other Directorships    From Fund    From Trust and
       Trust            Held and Previous Position(s)       (past      Federated Fund
 Date Service Began                                      fiscal year)      Complex
                                                                       (past calendar
                                                                            year)
                      Principal Occupation: Director        $79.51        $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
October 1995          University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director       $79.51        $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Investment            Corporation; Partner or Trustee
Properties            in private real estate ventures
Corporation           in Southwest Florida.
3838 North Tamiami
Trail                 Previous Positions: President,
Suite 402             Investment Properties
Naples, FL            Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
November 1991         President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director        $79.51        $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director        $72.28        $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
January 1999          business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director        $72.28        $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
November 1991         Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director      $79..51        $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 2000          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

                      Principal Occupations: Director       $86.74        $178,200
John E. Murray,       or Trustee of the Federated Fund
Jr., J.D., S.J.D.     Complex; Chancellor and Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Partner, Murray, Hogue &
Chancellor,           Lannis.
Duquesne University
Pittsburgh, PA        Other Directorships Held:
TRUSTEE               Director, Michael Baker Corp.
Began serving:        (engineering, construction,
February 1995         operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director      $72.28        $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
January 1986          Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director      $72.28        $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 2000          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**
------------------------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with Trust
----------------------------- Principal Occupation(s) and Previous Position(s)
Date Service Began
                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: January 1986   Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management positions within Funds Financial Services Division of Federated
                              Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President of
Richard B. Fisher             some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923      Chairman, Federated Investors, Inc.; Chairman, Federated
VICE PRESIDENT                Securities Corp.
Began serving: January 1986
                              Previous Positions: President and Director or Trustee of
                              some of the Funds in the Federated Fund Complex; Executive
                              Vice President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
Stephen F. Auth               Fund and various other Funds in the Federated Fund
Birth Date: September 3, 1956 Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management Corp.,
Began serving: May 2004       Federated Equity Management Company of Pennsylvania and
                              Passport Research II, Ltd.

                              Previous Positions: Executive Vice President, Federated
                              Investment Management Company, and Passport Research,
                              Ltd.; Senior Vice President, Global Portfolio Management
                              Services Division; Senior Vice President, Federated
                              Investment Management Company and Passport Research, Ltd.;
                              Senior Managing Director and Portfolio Manager, Prudential
                              Investments.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                              Principal Occupations:  Mr. Ostrowski joined Federated in
Robert J. Ostrowski           1987 as an Investment Analyst and became a Portfolio
Birth Date: April 26, 1963    Manager in 1990. He was named Chief Investment Officer of
CHIEF INVESTMENT OFFICER      taxable fixed income products in 2004 and also serves as a
Began serving: May 2004       Senior Portfolio Manager. He has been a Senior Vice
                              President of the Fund's Adviser since 1997. Mr. Ostrowski
                              is a Chartered Financial Analyst. He received his M.S. in
                              Industrial Administration from Carnegie Mellon University.
                              -----------------------------------------------------------

------------------------------------------------------------------------------------------

                              Joseph M. Balestrino  is Vice President of the Trust. Mr.
Joseph M. Balestrino          Balestrino joined Federated in 1986 and has been a Senior
Birth Date: November 3, 1954  Portfolio Manager and Senior Vice President of the Fund's
VICE PRESIDENT                Adviser since 1998. He was a Portfolio Manager and a Vice
Began serving: November 1998  President of the Fund's Adviser from 1995 to 1998. Mr.
                              Balestrino served as a Portfolio Manager and an Assistant
                              Vice President of the Adviser from 1993 to 1995. Mr.
                              Balestrino is a Chartered Financial Analyst and received
                              his Master's Degree in Urban and Regional Planning from
                              the University of Pittsburgh.

                              Randall S. Bauer is Vice President of the Trust. Mr. Bauer
Randall S. Bauer              joined Federated in 1989 and has been a Portfolio Manager
Birth Date: November 16, 1957 and a Vice President of the Fund's Adviser since 1994. Mr.
VICE PRESIDENT                Bauer is a Chartered Financial Analyst and received his
Began serving: November 1998  M.B.A. in Finance from Pennsylvania State University.

John L. Nichol                John L. Nichol has been the Fund's Portfolio Manager since
----------------------------- September 2003. Mr. Nichol joined Federated in September
Birth Date: May 21, 1963      2000 as an Assistant Vice President/Senior Investment
VICE PRESIDENT                Analyst. He has been a Portfolio Manager since December
Began Serving: May 2004       2000 and was named a Vice President of the Fund's Adviser
                              in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered
                              Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the
                              Ohio State University.

**    Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                           Meetings
Board     Committee                                                        Held
Committee Members             Committee Functions                          During
                                                                           Last
                                                                           Fiscal
                                                                           Year

Executive                     In between meetings of the full Board,          Nine
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of  Trustees, elect
                              or remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit                         The purposes of the Audit Committee are        Eight
          Thomas G. Bigley    to oversee the accounting and financial
          John T. Conroy,     reporting process of the Fund, the Fund`s
          Jr.                 internal control over financial
          Nicholas P.         reporting, and the quality, integrity and
          Constantakis        independent audit of the Fund`s financial
          Charles F.          statements.  The Committee also oversees
          Mansfield, Jr.      or assists the Board with the oversight
                              of compliance with legal requirements
                              relating to those matters, approves the
                              engagement and reviews the
                              qualifications, independence and
                              performance of the Fund`s independent
                              registered public accounting firm, acts
                              as a liaison between the independent
                              registered public accounting firm  and
                              the Board and reviews the Fund`s internal
                              audit function.

Nominating                                                                    One
          Thomas G. Bigley    The Nominating Committee, whose members
          John T. Conroy,     consist of all Independent  Trustees,
          Jr.                 selects and nominates persons for
          Nicholas P.         election to the Funds Board when
          Constantakis        vacancies occur. The Committee will
          John F.             consider candidates recommended by
          Cunningham          shareholders, Independent Trustees,
          Peter E. Madden     officers or employees of any of the Funds
          Charles F.          agents or service providers and counsel
          Mansfield, Jr.      to the Fund.  Any shareholder who desires
          John E. Murray,     to have an individual considered for
          Jr.                 nomination by the Committee must submit a
          Marjorie P. Smuts   recommendation in writing to the
          John S. Walsh       Secretary of the Fund, at the Fund's
                              address appearing on the back cover of
                              this Statement of Additional Information.
                              The recommendation should include the
                              name and address of both the shareholder
                              and the candidate and detailed
                              information concerning the candidate's
                              qualifications and experience. In
                              identifying and evaluating candidates for
                              consideration, the Committee shall
                              consider such factors as it deems
                              appropriate.  Those factors will
                              ordinarily include:  integrity,
                              intelligence, collegiality, judgment,
                              diversity, skill, business and other
                              experience, qualification as an
                              "Independent Trustee," the existence of
                              material relationships which may create
                              the appearance of a lack of independence,
                              financial or accounting knowledge and
                              experience, and dedication and
                              willingness to devote the time and
                              attention necessary to fulfill Board
                              responsibilities.

Board ownership of shares in the fund and in the Federated family of Investment companies
AS OF DECEMBER 31, 2003
------------------------------------------------------------------------------------------
                                                                                  Aggregate
                                                                            Dollar Range of
                                                   Dollar Range of          Shares Owned in
Interested                                            Shares Owned      Federated Family of
Board Member Name                                          in Fund               Investment
                                                                                  Companies
John F. Donahue                                               None            Over $100,000
J. Christopher Donahue                                        None            Over $100,000
Lawrence D. Ellis, M.D.                                       None            Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                              None            Over $100,000
John T. Conroy, Jr.                                           None            Over $100,000
Nicholas P. Constantakis                                      None            Over $100,000
John F. Cunningham                                            None            Over $100,000
Peter E. Madden                                               None            Over $100,000
Charles F. Mansfield, Jr.                                     None       $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                             None            Over $100,000
Marjorie P. Smuts                                             None            Over $100,000
John S. Walsh                                                 None            Over $100,000
------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract and sub-advisory contract.  The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's and sub-adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry;
comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's and sub-adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser and sub-adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated
in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the
Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the
Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the
Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and
relevant developments in the mutual fund industry and how the Federated funds and/or
Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every
Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund
Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel,
Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the
Adviser anticipates will enhance the long-term value of the securities being voted.
Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities;
and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and
against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The
Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.
The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the
Proxy Committee (and may make any determinations required to implement the Proxy Voting
Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such
Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the
Adviser who is contacted by an Interested Company regarding proxies to be voted by the
Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an
Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has
directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the
Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the
Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the
Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site.  Go to
www.federatedinvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX.


PORTFOLIO HOLDINGS DISCLOSURE POLICIES

Information concerning the Fund's portfolio holdings is available in the "Products"
section of the Federated Investors website at www.federatedinvestors.com.  A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include: identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and credit quality.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the
Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the
Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the
Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings"
from the "Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies and to commodities exchange clearing corporations in connection with qualifying the
Fund's Shares for use as margin collateral.  Traders or portfolio managers may provide
"interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the
President of the Adviser and of the Chief Compliance Officer of the Fund.  The President
of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price.
The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.  Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

On October 31 2004, the Fund owned securities of the following regular broker/dealers:
Citigroup, Inc 3,465,297.00, Morgan Stanley 2,145,780.00. JP Morgan Chase & Co.
1,524,700.00, U.S. Bancorp 1,313,199.00, Bank of America Corp 1,303,389.00 and UBS AG
1,087,350.00.


Research Services
Research services may include advice as to the advisability of investing in securities;
security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the
Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, October 31, 2004, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $ 33,642,358 for which the Fund paid $34,041 in brokerage commissions.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS  provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                           Average Aggregate Daily
      Maximum                 Net Assets of the
 Administrative Fee            Federated Funds
    0.150 of 1%            on the first $5 billion
    0.125 of 1%             on the next $5 billion
    0.100 of 1%            on the next $10 billion
    0.075 of 1%           on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the
Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.
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FEES PAID BY THE FUND FOR SERVICES
                                    2004
--------------------------      ------------
For the Period Ended
October 311
Advisory Fee Earned               $341,278
Advisory Fee Reduction            $329,023
Advisory Fee Reimbursement          $--
Administrative Fee                $31,260
12b-1 Fee:
 Class A Shares                     $--
 Class B Shares                   $41,245
 Class C Shares                   $50,925
 Commission                       $53,768
Shareholder Services Fee:
 Class A Shares                     $--
 Class B Shares                   $13,748
 Class C Shares                   $16,975

FEES PAID BY THE FUND FOR SERVICES
------------------------------------------------------------------------------------------
                                    2004
--------------------------      ------------
For the Year Ended August
31
Advisory Fee Earned              $1,055,056
Advisory Fee Reduction           $1,055,056
Advisory Fee Reimbursement          $--
Administrative Fee                $108,708
12b-1 Fee:
 Class A Shares                     $--
 Class B Shares                   $143,537
 Class C Shares                   $177,387
Shareholder Services Fee:
 Class A Shares                     $--
 Class B Shares                   $47,846
 Class C Shares                   $59,129
1 The Fund has changed its fiscal year end from August 31 to October 31.
------------------------------------------------------------------------------------------
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity;
type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year and Start of Performance periods ended October
31, 2004.

Yield and Tax-Equivalent Yield is given for the 30-day period ended October 31, 2004.


                                                     Start of
                                                  Performance on
                          30 Day      1 Year        9/26/2003
                          Period
Class A Shares:
Total Return
  Before Taxes              NA         3.15%          4.67%
  After Taxes on            NA         2.90%          4.32%
  Distributions
  After Taxes on
  Distributions and         NA         2.97%          4.16%
  Sale of Shares
Yield                     3.48%         NA              NA

------------------------------------------------------------------------------------------
                                                     Start of
                                                  Performance on
                          30 Day      1 Year        9/26/2003
                          Period
Class B Shares:
Total Return
  Before Taxes              NA         2.61%          4.88%
  After Taxes on            NA         2.39%          4.61%
  Distributions
  After Taxes on
  Distributions and         NA          2.42%          4.29%
  Sale of Shares
Yield                     2.69%         NA              NA

------------------------------------------------------------------------------------------
                                                     Start of
                                                  Performance on
                          30 Day      1 Year        9/26/2003
                          Period
Class C Shares:
Total Return
  Before Taxes              NA         5.97%          8.11%
  After Taxes on            NA         5.71%          7.84%
  Distributions
  After Taxes on
  Distributions and         NA         4.60%          7.04%
  Sale of Shares
Yield                     2.67%         NA              NA
------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of
Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD AND Tax-Equivalent YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lehman Brothers Municipal Bond Index: is a rules-based, market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Russell 1000(R) Value Index: Measures the performance of the 1000 largest of the 3000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly
Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources.
Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 2003, Federated managed 14 bond funds with approximately $3.8 billion in assets and 22 money market funds with approximately $23.0 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax
Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector, Federated has more than 32 years' experience. As of December 31,
2003, Federated managed 36 equity funds totaling approximately $25.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility)
styles.  Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector, as of December 31, 2003, Federated managed 11 money market funds and 4 bond funds with assets approximating $61.7 billion and $3.4 billion, respectively.  Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 30 years of experience in the corporate bond sector.
In 1972, Federated introduced one of the first high-yield bond funds in the industry. In
1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds
In the government sector, as of December 31, 2003, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in
U.S. government bond securities in 1969. Federated has been a major force in the short-
and intermediate-term government markets since 1982 and currently manages approximately
$50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in
1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed $136.2 billion in assets across
52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income
- Mary Jo Ochson and Robert J. Ostrowski are responsible for overseeing the management of
Federated's domestic and international fixed income and high yield products; and Money
Markets - Deborah A. Cunningham is responsible for overseeing the management of
Federated's money market fund products.

Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.2 trillion to the approximately 8,300 funds available, according to the
Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual funds through its  subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations.
Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide--Federated has over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor.
Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 2004, are incorporated herein by reference to the Annual Report to Shareholders of Federated Muni
and Stock Advantage Fund dated October 31, 2004.

INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating
(short-term rating) describes the demand characteristics. Several examples are AAA/A-1+,
AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by Standard
& Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign
(+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk.
They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk.
They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met;
however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

Moody's Investors Service Short-Term Municipal Obligation Ratings
Moody's Investors Service (Moody's) short-term ratings are designated Moody's Investment
Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Short-term ratings on issues with demand features are differentiated by the use of the
VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's Investors Service Long-Term Debt Ratings
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Moody's Investors Service Long-Term Debt Ratings (continued)
Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by
S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by
S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by
S&P or Moody's.

Fitch Ratings Short-Term Debt Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Variable-rate demand obligations and other securities which contain a demand feature will have a dual rating, such as 'AAA/F1+'. The first rating denotes long-term ability to make principal and interest payments, the second rating denotes ability to meet a demand feature in full and on time.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

Fitch Ratings Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk.
They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk.
They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

Fitch Ratings Long-Term Debt Rating Definitions (continued)
A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met;
however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C'
ratings signal imminent default.


ADDRESSES

Federated Muni and Stock Advantage Fund

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

                                            Appendix

Custodian
State Street Bank and Trust Company

Securities Lending Agent
State Street Bank and Trust Company

Independent Registered Public Accounting Firm
Ernst & Young LLP

Legal Counsel
ReedSmith LLP
Dickstein, Shapiro, Morin & Oshinsky LLP

Service Providers
Bloomberg
Factset
Institutional Shareholder Services, Inc.
Investor Responsibility Research Center
Willshire Associates, Inc.

Security Pricing Services
FT Interactive Data
Reuters

Ratings Agencies
S&P

Performance Reporting/Publications
Fidelity-Strategic Advisors
Lipper
Morningstar
Morningstar Associates
NASDAQ
Value Line
Wiesenberger/Thomson Financial

Other
ICI


PART C.     OTHER INFORMATION.

Item 22.    Exhibits:
            (a)   (i)      Conformed copy of Restatement and Amendment #8 to the
                           Declaration of Trust of the Registrant; (13)
                  (ii)     Conformed copy of Amendment No. 9 to the Restated and Amended
                           Declaration of Trust of the Registrant; (14)
                  (iii)    Conformed copy of Amendment No. 10 to the Declaration of Trust of the
                           Registrant; (14)
                  (iv)     Conformed copy of Amendment No. 11 to the Declaration of Trust of the
                           Registrant (16)
                  (v)      Conformed copy of Amendment No. 12 to the Declaration of Trust of the
                           Registrant (17)
                  (vi)     Conformed copy of Amendment No. 13 to the Declaration of Trust of the
                           Registrant (20)
            (b)   (i)      Copy of Amended and Restated By-Laws of the Registrant; (6)
                  (ii)     Copy of Amendment No. 4 to the By-Laws of the Registrant; (11)
                  (iii)    Copy of Amendment No. 5 to the By-Laws of the Registrant; (11)
                  (iv)     Copy of Amendment No. 6 to the By-Laws of the Registrant; (11)
                  (v)      Copy of Amendment No. 7 to the By-Laws of the Registrant; (11)
                  (vi)     Copy of Amendment No. 8 to the By-Laws of the Registrant; (15)
                  (vii)    Copy of Amendment No. 9 to the By-Laws of the Registrant (16)
                  (viii)   Copy of Amendment No. 10 to the By-Laws of the Registrant (20)
            (c)            Copy of Specimen Certificate for Shares of Beneficial Interest
                           of the Registrant; (8)
            (d)   (i)      Conformed copy of Investment Advisory Contract of the
                           Registrant (including Exhibit A); (12)
                  (ii)     Conformed copy of Exhibit B to the Investment Advisory Contract of the
                           Registrant; (12)
                  (iii)    Conformed copy of Exhibit C to the Investment Advisory Contract of the
                           Registrant; (14)
                  (iv)     Conformed copy of Exhibit D to the Investment Advisory Contract of the
                           Registrant (16)
                  (v)      Conformed copy of Amendment to Investment Advisory Contract of
                           Registrant; (13)
                  (vi)     Conformed copy of Investment Advisory Contract of the
                           Registrant (Federated Capital Income Fund only); (15)
                  (vii)    Conformed copy of Assignment of Investment Advisory contract of the Registrant (Federated Capital Income Fund only); (16)
                  (viii)   Conformed copy of the Sub-Advisory Agreement including Exhibit
                           A of the Registrant (Federated Capital Income Fund only); (16)
                  (ix)     Conformed copy of Assignment of Investment Advisory Contract of the Registrant (Federated Muni and Stock Advantage Fund only);
                           (16)
                  (x)      Conformed copy of Sub-Advisory Agreement including Exhibit A of the Registrant (Federated Muni and Stock Advantage Fund only);
                           (16)
            (e)   (i)      Conformed copy of Distributor's Contract of the Registrant
                           (including Exhibits A and B); (12)
                  (ii)     Conformed copy of Exhibit C to Distributor's Contract of the
                           Registrant; (8)
                  (iii)    Conformed copy of Exhibit D to Distributor's Contract of the
                           Registrant; (8)
                  (iv)     Conformed copy of Exhibit E to the Distributor's Contract of the Registrant; (14)
                  (v)      Conformed copy of Exhibit F to the Distributor's Contract of the Registrant; (14)
                  (vi)     Conformed copy of Exhibit G to the Distributor's Contract of the Registrant; (15)
                  (vii)    Conformed copy of Exhibit H to the Distributor's Contract of the Registrant; (15)
                  (viii)   Conformed copy of Exhibit I to the Distributor's Contract of the
                           Registrant; (15)
                  (ix)     Conformed copy of Exhibit J, Exhibit K, Exhibit L and Exhibit M to the
                           Distributor's Contract of the Registrant (16)
                  (x)      Conformed copy of Amendment to Distributor's Contract of Registrant; (13)
                  (xi)     Conformed copy of Amendment dated October 01, 2003 to Distributor's Contract of the Registrant (16)
                  (xii)    Conformed copy of Distributor's Contract of the Registrant
                           (Class B Shares of Federated Capital Income Fund only); (15)
                  (xiii)   The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds
                           Service Agreement; and Plan/Trustee Mutual Funds Service
                           Agreement from Item 24(b)(6)(ii)-(iv) of the Cash Trust Series
                           II Registration Statement on Form N-1A, filed with the
                           Commission on July 24, 1995 (File Nos. 33-38550 and 811-6269).
            (f)            Not applicable;
            (g)   (i)      Conformed copy of Custodian Agreement of the Registrant; (10)
                  (ii)     Conformed copy of Custodian Fee Schedule; (11)
                  (iii)    Conformed copy of Amendment to Custodian Contract; (13)
            (h)   (i)      Conformed copy of Amended and Restated Agreement for Fund
                           Accounting Services, Administrative Services, Shareholder
                           Transfer Agency Services and Custody Services Procurement; (11)
                  (ii)     The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the
                           Amended & Restated Agreement for Fund Accounting
                           Services, Administrative Services, Transfer Agency Services
                           and Custody Services Procurement from Item 23 (h)(v) of the
                           Federated U.S. Government Securities: 2-5 Years Registration
                           Statement on Form N-1A, filed with the Commission on March
                           30, 2004. (File Nos.2-75769 and 811-3387);
                  (iii)    The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the
                           Amended & Restated Agreement for Fund Accounting
                           Services, Administrative Services, Transfer Agency Services
                           and Custody Services Procurement from Item 23 (h)(v) of the
                           Federated U.S. Government Securities: 2-5 Years Registration
                           Statement on Form N-1A, filed with the Commission on March
                           30, 2004.  (File Nos. 2-75769 and 811-3387);
                  (iv)     The responses and exhibits described in Item 23(e)(xiii) are hereby incorporated by reference;
                  (v)      The Registrant hereby incorporates by reference the
                           conformed copy of the Agreement for Administrative
                           Services from Item 23(h)(vix) of the Federated Index
                           Trust Registration Statement on form N-1A, filed with the
                           Commission on December 30, 2003. (File Nos. 33-33852 and
                           811-6061);
                  (vi)     The Registrant hereby incorporates the conformed copy of
                           the Second Amended and Restated Services Agreement, with
                           attached Schedule 1 revised 6/30/04, from Item (h)(vii)
                           of the Cash Trust Series,  Inc. Registration Statement on
                           Form N-1A, filed with the Commission on July 29, 2004.
                           (File Nos. 33-29838 and 811-5843);
                  (vii)    The Registrant hereby incorporates the conformed copy of
                           the Financial Administration and Accounting Services
                           Agreement, with attached Exhibit A revised 6/30/04, from
                           Item (h)(viii) of the Cash Trust Series, Inc.
                           Registration Statement on Form N-1A, filed with the
                           Commission on July 29, 2004. (File Nos. 33-29838 and
                           811-5843);
                  (viii)   The Registrant hereby incorporates by reference the
                           conformed copy of the Agreement for Administrative
                           Services, with Exhibit 1 and Amendments 1 and 2 attached,
                           between Federated Administrative Services and the
                           Registrant from Item 23(h) (iv) of the Federated Total
                           Return Series, Inc. Registration Statement on Form N-1A,
                           filed with the Commission on November 29, 2004. (File
                           Nos. 33-50773 and 811-7115).
            (i)            Conformed copy of Opinion and Consent of Counsel as to
                           legality of shares being registered; (13)
            (j)            Conformed copy of Consent of Independent Registered Public
                           Accounting Firm; (19)
            (k)            Not applicable;
            (l)            Not applicable;
            (m)   (i)      Conformed copy of Distribution Plan of the Registrant
                           (including Exhibit A through E); (20)
                  (ii)     The responses described in Item 23(e)(xiii) are hereby
                           incorporated by reference;
            (n)            The Registrant hereby incorporates the conformed copy of the
                           Multiple Class Plan from Item (n) of the Federated GNMA Trust
                           Registration Statement on Form N-1A, filed with the
                           Commission on March 29, 2004.  (File Nos. 2-75670 and
                           811-3375);
            (o)   (i)      Conformed copy of Power of Attorney of the Registrant; (12)
                  (ii)     Conformed copy of Power of Attorney of Chief Investment
                           Officer of the Registrant; (13)
                  (iii)    Conformed copy of Power of Attorney of Trustees of the
                           Registrant; (13)
            (p)            The Registrant hereby incorporates the conformed copy of the
                           Code of Ethics for Access Persons from Item 23 (p) of the
                           Money Market Obligations Trust Registration Statement on Form
                           N-1A filed with the Commission on February 26, 2004 (File
                           Nos. 33-31602 and 811-5950).
                  (i)      The Registrant hereby incorporates the conformed copy of the
                           Federated Investors, Inc. Code of Ethics for Access Persons,
                           effective 1/1/2005, from Item 23(p) of the Federated Total
                           Return Series, Inc. Registration Statement on Form N-1A,
                           filed with the Commission on November 29, 2004. (File Nos.
                           33-*50773 and 811-7115).

+     All exhibits are being filed electronically.
6.    Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      15 on Form N-1A filed April 30, 1993. (File Nos. 33-3164 and 811-4577).
8.    Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).
10.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and 811-4577).
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).
12.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      32 on Form N-1A filed August 26, 1999. (File Nos. 33-3164 and 811-4577).
13.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      35 on Form N-1A filed June 26, 2002. (File Nos. 33-3164 and 811-4577).
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 39 on Form N-1A filed May 29, 2003. (File Nos. 33-3164 and 811-4577).
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 40 on Form N-1A filed June 30, 2003. (File Nos. 33-3164 and 811-4577).
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 42 on Form N-1A filed January 30, 2004. (File Nos. 33-3164 and 811-4577).
17.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 43 on Form N-1A filed March 31, 2004. (File Nos. 33-3164 and 811-4577).
18.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 45 on Form N-1A filed June 1, 2004. (File Nos. 33-3164 and 811-4577).
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 48 on Form N-1A filed August 27, 2004. (File Nos. 33-3164 and 811-4577).
20.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 49 on Form N-1A filed October 15, 2004. (File Nos. 33-3164 and 811-4577).

Item 23.    Persons Controlled by or Under Common Control with the Fund:
            ------------------------------------------------------------

            None

Item 24.    Indemnification: (4)
            ---------------

Item 25.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the
            investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining
            Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated
            Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and
            Mark D. Olson (a principal of the firm, Mark D. Olson & Company,
            L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware
            Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                       Keith M. Schappert

Executive Vice President                           Stephen F. Auth

Senior Vice Presidents:                            Linda A. Duessel
                                                   James E. Grefenstette

Vice Presidents:                                   G. Andrew Bonnewell
                                                   David P. Gilmore
                                                   John W. Harris
                                                   Steven Lehman
                                                   Kevin McClosky
                                                   John L. Nichol

Assistant Vice Presidents                          Angela A. Kohler
                                                   Dana Meissner
                                                   Michael R. Tucker
Secretary:                                         G. Andrew Bonnewell

Treasurer:                                         Thomas R. Donahue

Assistant Secretary:                               Jay S. Neuman

Assistant Treasurer:                               Denis McAuley, III

            The business address of each of the Officers of the investment adviser is
            Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
            15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund
            Complex described in Part B of this Registration Statement.

Item 26.    Principal Underwriters:

            (a)   Federated  Securities  Corp. the Distributor for shares of the
                  Registrant,  acts as principal  underwriter  for the following open-end investment companies, including the Registrant:

                  Cash  Trust  Series,  Inc.;  Cash Trust  Series II;  Federated
                  Adjustable Rate Securities  Fund;  Federated  American Leaders
                  Fund,  Inc.;  Federated  Core Trust;  Federated Core Trust II,
                  L.P.;  Federated  Equity Funds;  Federated Equity Income Fund,
                  Inc.; Federated Fixed Income Securities,  Inc.; Federated GNMA
                  Trust;   Federated   Government   Income   Securities,   Inc.;
                  Federated  High Income Bond Fund,  Inc.;  Federated High Yield
                  Municipal Income Fund;  Federated High Yield Trust;  Federated
                  Income  Securities  Trust;  Federated Income Trust;  Federated
                  Index  Trust;   Federated   Institutional   Trust;   Federated
                  Insurance  Series;   Federated   International  Series,  Inc.;
                  Federated  Investment  Series Funds,  Inc.;  Federated Limited
                  Duration  Government Fund, Inc.;  Federated Managed Allocation
                  Portfolios;  Federated  Municipal High Yield  Advantage  Fund,
                  Inc.;  Federated  Municipal  Securities Fund, Inc.;  Federated
                  Municipal   Securities   Income   Trust;   Federated   Premier
                  Intermediate   Municipal   Income  Fund;   Federated   Premier
                  Municipal Income Fund;  Federated  Short-Term Municipal Trust;
                  Federated  Stock and Bond Fund,  Inc.;  Federated Stock Trust;
                  Federated Total Return  Government Bond Fund;  Federated Total
                  Return  Series,  Inc.;  Federated U.S.  Government  Bond Fund;
                  Federated  U.S.   Government   Securities   Fund:  1-3  Years;
                  Federated  U.S.   Government   Securities   Fund:  2-5  Years;
                  Federated  World   Investment   Series,   Inc.;   Intermediate
                  Municipal Trust;  Edward Jones Money Market Fund; Money Market
                  Obligations  Trust;  Regions  Morgan  Keegan  Select Funds and
                  SouthTrust Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher       Vice President

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Vice President, Assistant
Secretary and Director:       Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Brian Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Joseph D. Gibbons
                              J. Todd Glickson
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              William Kastrol
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              William C. Tustin
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

Secretary:                    Stephen A. Keen

Assistant Secretary:          Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 27.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment
Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment Management
                                          Group (IMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779
                                          (Notices should be sent to the Agent for service
                                          at the above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

State Street Bank and                     P.O. Box 8600
Trust Company                             Boston, MA 02266-8600
("Custodian, Transfer Agent
and Dividend Disbursing
Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Investment                      Federated Investors Tower
Management Company of Pennsylvania        1001 Liberty Avenue
("Adviser")                               Pittsburgh, PA 15222-3779

Item 28.    Management Services:  Not applicable.
            --------------------

Item 29.....Undertakings:

            Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

                                      SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, FEDERATED INCOME SECURITIES TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and
Commonwealth of Pennsylvania, on the 30th day of December, 2004.

                          FEDERATED INCOME SECURITIES TRUST

                  By: /s/ Nelson W. Winter
                  Nelson W. Winter, Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                       TITLE                  DATE
----                                       -----                  ----

By:   /s/ Nelson W. Winter          Attorney In Fact           December 30, 2004
      Nelson W. Winter              For the Persons
      ASSISTANT SECRETARY           Listed Below

NAME                                       TITLE

John F. Donahue*                         Chairman and Trustee

J. Christopher Donahue*                  President and Trustee
                                         (Principal Executive Officer)

Richard J. Thomas*                       Treasurer
                                         (Principal Financial Officer)

Stephen F. Auth                          Chief Investment Officer

Thomas G. Bigley*                        Trustee

John T. Conroy, Jr.*                     Trustee

Nicholas P. Constantakis*                Trustee

John F. Cunningham*                      Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr., J.D., S.J.D.*       Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee

* By Power of Attorney